Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common Stock Class A
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	700,000,000	700,000,000
Common stock, shares issued	20,000	20,000
Common stock, shares outstanding	20,000	20,000
Common Stock Class W
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	0	0